Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Description of Plan [Line Items]
Description Of Plan
1. DESCRIPTION OF PLAN
The following description of the CIBC Retirement Savings Plan for U.S. Employees (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions, copies of which may be obtained from the Plan sponsor.
General
- The Plan is a defined contribution 401(k) profit sharing plan covering all eligible United States employees of Canadian Imperial Bank of Commerce (“CIBC”), the Plan’s sponsor. Employees are eligible to participate in the Plan on the later of attainment of age 18 or the date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
The Plan is administered by the CIBC U.S. Retirement Savings Plan Committee (“Plan Administrator” or “Committee”). The Committee has overall responsibility for the operation and administration of the plan. Vanguard Fiduciary Trust Company (the “Trustee”) serves as the trustee of the Plan, and together with several investment managers, manages the Plan’s investments.
Contributions
- Each year, plan participants may contribute between 1% and 100% of their eligible earnings on a before tax or after tax basis, subject to Internal Revenue Service limitations. CIBC matches up to 100% of a participant’s contribution up to 6% of the participant’s eligible earnings. Plan benefits are based on eligible earnings, which generally consist of wages, salary, overtime pay, bonuses, and commissions. Contributions from plan participants and the matching contributions from CIBC occur when the eligible earnings are earned by the employees.
Participants who have attained age 50 before the end of the year are eligible to make catch-up
contributions. Effective January 1, 2025, participants who have attained ages 60, 61, 62, or 63 before the end of the year are eligible to make additional catch-up
contributions. Participants may also contribute amounts representing distributions from other qualified plans (“rollover contributions”).
New employees are automatically enrolled, unless they
opt-out.
A new employee participant’s deferral is set at 3% of eligible earnings and increases 1% at the start of each subsequent Plan year until the rate reaches 10% of eligible cash compensation or is changed by the participant.
A discretionary contribution may be determined by CIBC as a fixed percentage of a participant’s eligible earnings to be made on behalf of each participant employed on the last day of the applicable Plan year. For the year ended December 31, 2025, CIBC determined that no discretionary contribution would be made to the participants of the Plan. All contributions are subject to certain limitations of the Internal Revenue Code (the “Code”).
Participants direct their elective contributions into various investment options offered by the Plan and can change their investment options on a daily basis. Participants who are automatically enrolled have their contributions invested in the applicable lifecycle fund based on their age until they change their election. Employer contributions are invested in the same manner as that of the participant’s elective contributions.
Vesting
- Participants are immediately vested in their contributions and corrective non-elective
contributions plus actual earnings thereon. Employer matching and discretionary contributions are subject to a
3-year
cliff vesting schedule (years
0-2,
0%; after year 3, 100%).

Forfeitures
- Upon termination of employment, participants forfeit their nonvested balances. Forfeited balances of terminated participant’s nonvested accounts are used to first restore any prior forfeitures required and then to reduce future employer contributions. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $2,159,682 and $1,468,556, respectively. During the Plan year ended December 31, 2025, forfeitures of $1,475,504 were used to offset employer contributions to the Plan.
Participant accounts
- Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the Plan earnings and contributions made by the participant and CIBC, and charged with an allocation of Plan losses and any benefit distributions and administrative fees and expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
CIBC Stock Fund
- The Plan invests in common stock of CIBC through its CIBC Stock Fund. The CIBC Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund.
Any participant who has access to material
non-public
information is prohibited from making changes to their CIBC common stock investments at any time while in possession of material non-public
information. In addition, participants subject to CIBC-imposed blackout window periods are only permitted to make elections, including making an intra-plan transfer of an existing account balance, into or out of the CIBC stock fund during an open window period, unless CIBC has restricted trading during such window period.
Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by CIBC prior to the time that such rights may be exercised. The Trustee is not permitted to vote any allocated shares for which instructions have not been given by a participant. The Trustee votes any unallocated shares in the same proportion as those shares that were allocated, unless the Plan Administrator directs the Trustee otherwise. Participants have the same voting rights in the event of a tender or exchange offer.
Notes receivable from participants
- After one year of service, participants may borrow from their participant accounts up to the lesser of $50,000 or 50% of their vested account balance. The minimum loan amount is $1,000. The loans are secured by the balance in the participant’s account and bear interest at rates commensurate with local prevailing rates as prescribed in the Plan document. Principal and interest are paid ratably through payroll deductions. If a participant terminates employment with CIBC, any outstanding loan will become due and payable on the 60th day following the termination of employment. If the loan is not repaid, it will automatically be treated as a distribution to the participant after 60 days.
Payment of benefits
- After attaining
59-1/2
years of age, a participant may withdraw any portion or all of his/her before tax, CIBC matching or discretionary contribution accounts in that order of priority. Prior to attaining age
59-1/2,
an employed participant may withdraw any portion or all of his/her after tax savings account plus earnings or rollover account. Prior to attaining age
59-1/2
employed participants may not withdraw any amount from his/her before tax, CIBC matching or discretionary contribution accounts unless he/she can establish that financial hardship exists as defined in the Plan document, in which case, a participant may request a distribution of his/her before tax account.

Upon termination of employment, a participant (or his/her beneficiary) may receive a distribution of the vested account balance. Lump sum payment will be made on any distributions if the account balance is less than or equal to $1,000. If the account balance is greater than $1,000, the participant (or his/her beneficiary) may elect to receive a lump sum distribution or installment payments over a period that does not extend beyond the life expectancy of the participant (or his/her beneficiary). If a participant does not make any election and the vested account balance is greater than $1,000 but less than $7,000, then such amount shall be paid in a direct rollover to an individual retirement plan designated by the Committee.
Plan Termination
- Although it has not expressed any intent to do so, CIBC has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan terminates, participants will become 100% vested in their accounts.